Shareholders' Equity - Company's Option Plans (Details) - Employee Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options, Outstanding at beginning of year (in shares)	2,349,054	2,106,930
Number of share options, Granted (in shares)	282,500	763,500
Number of share options, Forfeited (in shares)	(121,250)	(101,250)
Number of share options, Exercised (in shares)	(116,589)	(420,126)
Number of share options, Outstanding at end of year (in shares)	2,393,715	2,349,054
Number of share options, Options exercisable at year end (in shares)	1,647,048	1,356,377
Weighted average exercise price, Options outstanding at beginning of year (in dollars per share)	$ 5.92	$ 4.01
Weighted average exercise price, Granted (in dollars per share)	5.07	10.75
Weighted average exercise Price, Forfeited (in dollars per share)	6.37	10.70
Weighted average exercise price, Exercised (in dollars per share)	1.23	2.45
Weighted average exercise price, Outstanding at end of year (in dollars per share)	6.12	5.92
Weighted average exercise price, Options exercisable at year end (in dollars per share)	$ 5.02	$ 3.51